SHARE-BASED COMPENSATION (Details Narrative) - Gravitics Inc [Member] - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Jan. 31, 2026	Aug. 31, 2024
ShareBasedCompensationLineItems [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term			10 years
Stock options		2,451,564
Weighted-average exercise price		$ 0.47
Weighted average remaining contractual term		7 years 3 months 18 days
Aggregate intrinsic value		$ 9,300,000
Stock options		1,839,030
Weighted-average exercise price		$ 0.41
Weighted average remaining contractual term		7 years
Aggregate intrinsic value		$ 7,100,000
Unrecognized compensation expense		$ 200,000	$ 300,000
Weighted-average period		2 years	2 years 3 months 18 days
Shares restricted shares		277,323
Weighted-average grant-date fair value	$ 0.37	$ 0.72	$ 0.30	$ 0.37
Restricted shares granted		22,500
Weighted-average grant date fair value		$ 0.72
Stock options exercised, value			$ 7,217,000	$ 47,393,000
Restricted cancellation shares				156,346
Compensation cost				$ 100,000
Contribution Agreement [Member]
ShareBasedCompensationLineItems [Line Items]
Restricted shares	500,000
Restricted vested shares	343,654
Restricted unvested shares	156,346			156,346
Restricted Stock Units (RSUs) [Member]
ShareBasedCompensationLineItems [Line Items]
Unrecognized compensation expense			$ 200,000
Weighted-average period		1 year 2 months 1 day	3 months 18 days
Recognized compensation expense		$ 16,200
Share-Based Payment Arrangement, Option [Member]
ShareBasedCompensationLineItems [Line Items]
Stock options forfeited shares		221,729
2022 Equity Incentive Plan [Member]
ShareBasedCompensationLineItems [Line Items]
Issuance of shares		2,929,643	780,415		5,381,207	3,546,000